Note 5 - Critical Accounting Estimates and Judgments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income taxes paid (refund)	$ (193)	$ (307)	$ (187)
Unused tax losses [member]
Statement Line Items [Line Items]
Tax rate effect of tax losses	12.00%
Unused tax credits [member]
Statement Line Items [Line Items]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	38.75%